IMPORTANT NOTICE
REGARDING DELIVERY OF
SHAREHOLDER DOCUMENTS

SCHWAB

VALUE ADVANTAGE
MONEY FUND(R)

December 31, 2000

Annual Report enclosed


This report is not authorized for distribution to prosective investors unless preceded or accompanied by a current prospectus.

                                                                   CHARLESSCHWAB

                                                              [GRAPHICS OMITTED]

SCHWAB

VALUE ADVANTAGE MONEY FUND(R)

December 31, 2000

Annual Report


                                                                   CHARLESSCHWAB

                                                              [GRAPHICS OMITTED]

IMPORTANT NOTICE REGARDING DELIVERY OF
SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

MAILING OF YOUR SCHWABFUNDS(R) SHAREHOLDER DOCUMENTS MAY BE HOUSEHOLDED INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE.

ADDITIONAL COPIES OF SHAREHOLDER DOCUMENTS
All SchwabFunds prospectuses and shareholder reports are available free of charge and may be requested at any time by calling Schwab as indicated below. SchwabFunds prospectuses are also available on our Web site at WWW.SCHWAB.COM/SCHWABFUNDS.

If you would prefer that your SchwabFunds mailings not be householded, please contact:

SCHWAB SIGNATURE SERVICES(TM)CLIENTS
Schwab Signature Services.

INVESTMENT MANAGER CLIENTS
Schwab at 1-800-515-2157, or your investment manager.

ALL OTHER CLIENTS
Schwab at 1-800-435-4000.

Your instructions that householding not apply to your accounts holding SchwabFunds will be effective within 30 days of receipt by Schwab

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
December 31,  2000

Annual Report


We're pleased to bring you this annual report for the Schwab Value Advantage Money Fund--Investor Shares (the fund) for the one-year period ended December 31, 2000. During the reporting period, the fund continued to provide investors with high current yields while offering the liquidity and stability traditionally associated with money market funds.

Schwab's Value Advantage Investments(R), which include the fund as well as three tax-advantaged alternatives, are designed to provide higher yields than Sweep Investments(R). This is because Value Advantage Investments have higher minimum initial and ongoing balance requirements than Sweep Investments. These requirements, along with policies designed to discourage frequent transactions, can help minimize fund expenses--which in turn can mean higher returns for investors. Please remember that unlike Sweep Investments, Value Advantage Investments cannot be linked to your Schwab account to serve as your primary sweep fund. You'll find more information on Schwab Money Funds on page 3 of this report.

Please remember that an investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

CONTENTS

A Message from the Chairman                       1
---------------------------------------------------
What Money Fund Investors Should Know             2
---------------------------------------------------
Market Overview                                   5
---------------------------------------------------
Portfolio Management                             10
---------------------------------------------------
Fund Performance and Portfolio
  Composition                                    11
---------------------------------------------------
Questions to the Portfolio Management Team       12
---------------------------------------------------
Glossary of Terms                                13
---------------------------------------------------
Portfolio Highlights                             14
---------------------------------------------------
Financial Statements and Notes                   15
---------------------------------------------------

A MESSAGE FROM THE CHAIRMAN

[GRAPHICS OMITTED]

Dear Shareholder,

During the last few years, the benefits of investing have been readily apparent, while the risks have been somewhat less obvious. In recent months, however, investors have been subject to larger swings in the market, even within the span of a single day.

Given this divergent environment, the message is clear: Expect volatility, maintain a long-term view and ensure your investment strategy is appropriate for your risk tolerance and time horizon. One way to lessen the impact of volatility on your portfolio is to adequately diversify your investments, both within and across asset sectors, namely stocks, bonds and cash equivalents.

Since we launched our first equity fund in 1991, SchwabFunds(R) has become one of the largest and fastest-growing mutual fund companies in the United States. With more than $125 billion net assets under management and nearly six million accounts, we now manage 44 mutual funds, covering nearly every asset class. Our broad range of funds can help form the foundation of a diversified investment plan. SchwabFunds' asset allocation funds can even provide diversification within a single fund.

As a leader in online brokerage, we recognize the value of the web as a means of communicating timely, relevant information to investors. Regular updates on all the SchwabFunds, including performance data, are available on our Web site at WWW.SCHWAB.COM/SCHWABFUNDS. We encourage you to take advantage of this valuable resource.

Thank you for your investment in SchwabFunds. For its part, SchwabFunds will do everything we can to warrant the trust you have placed in us.

Sincerely,

/S/ Charles Schwab

Charles Schwab
December 31, 2000

WHAT MONEY FUND INVESTORS SHOULD KNOW

WHY ASSET ALLOCATION MATTERS

As most investors know, one of the most compelling reasons to invest in a mutual fund is diversification. By allocating your assets across many different securities, a diversified fund helps to reduce the risk that you might otherwise encounter by owning just a few stocks or bonds.

Don't forget, however, that diversification across your portfolio is just as important as diversification within one of the mutual funds you own. As you probably know, stocks historically have offered much higher returns over the long term than other asset classes, such as bonds or cash, but those returns have come at the price of higher volatility. To help mitigate some of that risk, many investors often include at least some bonds, money market securities or funds, and cash in their portfolio.

CHOOSING A MONEY MARKET FUND

Some investors may believe that there is no good reason to shop around for a money market fund. This may be partially due to the fact that 20 years ago, practically the only feature that differentiated one money market fund from another was whether it allowed investors to write checks against it. Today, investors can choose from a wide variety of options and features offered by the more than 1,000 money market funds currently available.1

You can help assure that you've chosen the right money market fund by considering the role it will play in your investment portfolio. Here are some factors to consider when making or reviewing your money market fund choice.

EXPENSES: Because expenses are one of the key determining factors in a money market fund's performance, investors are wise to seek out funds with low operating expense ratios. Also, beware of those that have temporary expense waivers that waive expenses to zero because expenses can't stay at zero forever, and fees will undoubtedly eventually rise.

Also consider 12b-1 fees, which some money market funds include in their expense ratios to pay for marketing costs. These fees can reduce yield, in some cases by a full percentage point. When comparing money market fund choices, you may want to avoid funds that carry these unnecessary fees.

YIELDS: Look for competitive yields, but don't stop there. Many institutions advertise their money market funds on the basis of yield.2 Although getting a competitive yield is important, other features, such as convenient access to your investment, also are important considerations. Furthermore, stretching for an additional 10 or 20 basis points in yield (0.10% to 0.20%) may not be worth the time, effort or added risk. For example, a $10,000 investment in a money fund that yields 0.10% more amounts to only an additional $10 over a one-year period.

SWEEP FEATURES: If you're looking for a convenient way to link your money market fund with your brokerage account, consider an account that has a "sweep" feature. Accounts with this feature automatically "sweep" uninvested cash into the fund you select as your primary money fund. The upshot: It keeps cash working. In addition, shares of your fund will be redeemed automatically to cover investment purchases and other debits in your account. This convenience may be well worth the small additional cost.


1 An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

2 Yields may vary.

LARGER CASH BALANCES: You may earn higher yields for larger cash balances.
If you don't need frequent access to the money in your money market fund, consider one designed to pay higher yields for larger cash balances. These funds typically have higher minimum balance requirements and transaction policies designed to minimize fund operating expenses, and may be able to post higher yields, all else being equal.

TAXES: Don't forget to consider your tax situation. If you're in a high tax bracket, investing in tax-free or municipal money market funds may help take a bite out of your tax bill.3 And, if you live in a state with a high personal state income tax, you may be best served by choosing a state-specific tax-free fund that provides income free from federal, state and, in some cases, local income taxes.3

SCHWAB MONEY FUNDS

Schwab offers two types of money funds--Sweep Investments(R) and Value Advantage Investments(R). Both include funds that offer taxable and tax-free income. Depending on the role that cash and cash-equivalent investments play in your investment plan, either or both may have a place in your investment portfolio.

SWEEP INVESTMENTS are designed for your cash balances requiring frequent access. These funds can be linked to your Schwab account to serve as a primary sweep money fund. That means uninvested cash in your Schwab brokerage account is automatically swept in and out of the fund, based on transactions in your account and the terms and conditions of your account agreement.

VALUE ADVANTAGE INVESTMENTS are designed for your larger cash balances that don't require frequent access. Value Advantage Investments have higher minimum initial and ongoing balance requirements than Sweep Investments. These requirements, along with policies designed to discourage frequent transactions, can help minimize fund expenses-- which in turn can mean higher returns for investors. Unlike Sweep Investments, Value Advantage Investments cannot be linked to your Schwab account to serve as your primary sweep fund.

Schwab offers a variety of money funds. If you are selecting from among them, you should consider your attitude toward risk and return, as well as your income tax bracket.

SCHWAB TAXABLE MONEY FUNDS

SCHWAB MONEY MARKET FUND A high-quality money fund for investors interested in the potential for high money market yields.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) A high-quality money fund designed for larger cash balances that don't require frequent access.

SCHWAB GOVERNMENT MONEY FUND Designed for investors who want current money market yields along with the added margin of safety provided by a portfolio of U.S. government securities and repurchase agreements.

SCHWAB U.S. TREASURY MONEY FUND Of all the money funds offered by Schwab, this one seeks to provide the highest degree of safety. The fund invests exclusively in U.S. Treasury securities and other investments that are backed by the full faith and credit of the U.S. government. What's more, income

3 This may not be true for investors subject to the federal alternative minimum tax (AMT); consult your tax advisor.

from the fund is generally free from state and local income taxes.

SCHWAB MUNICIPAL MONEY FUNDS1

SCHWAB MUNICIPAL MONEY FUND A high-quality municipal money fund that seeks to provide income that is free from federal income tax.

SCHWAB STATE-SPECIFIC MUNICIPAL MONEY FUNDS Each of these funds is designed for taxpayers of a particular state and seeks to provide income that is exempt from federal, state and, in some cases, local income taxes. The Schwab Florida Municipal Money Fund also seeks to have its shares exempt from the Florida Intangible Tax.

- Schwab California Municipal Money Fund

- Schwab New York Municipal Money Fund

- Schwab New Jersey Municipal Money Fund

- Schwab Pennsylvania Municipal Money Fund

- Schwab Florida Municipal Money Fund

The table below presents the various money fund choices available at Schwab.

                                                   VALUE
                                                 ADVANTAGE
 TAXABLE MONEY FUNDS   SWEEP INVESTMENTS(R)    INVESTMENTS(R)

--------------------------------------------------------------------------------
Schwab Money
Market Fund                    o
--------------------------------------------------------------------------------
Schwab Value
Advantage Money
Fund(R)--Investor Shares                              o
--------------------------------------------------------------------------------
Schwab Government
Money Fund                     o
--------------------------------------------------------------------------------
Schwab U.S. Treasury
Money Fund                     o
--------------------------------------------------------------------------------

 MUNICIPAL MONEY FUNDS
--------------------------------------------------------------------------------
Schwab Municipal
Money Fund                     o                      o
--------------------------------------------------------------------------------
Schwab California
Municipal Money Fund           o                      o
--------------------------------------------------------------------------------
Schwab New York
Municipal Money Fund           o                      o
--------------------------------------------------------------------------------
Schwab New Jersey
Municipal Money Fund           o
--------------------------------------------------------------------------------
Schwab Pennsylvania
Municipal Money Fund           o
--------------------------------------------------------------------------------
Schwab Florida
Municipal Money Fund           o
--------------------------------------------------------------------------------

If you would like more information on any of these funds, please call 800-435-4000 and request a prospectus. The prospectus contains more information on fund fees and expenses as well as risks. Please read it carefully before investing.

1 Income may be subject to the federal alternative minimum tax (AMT), and income from the Schwab Municipal Money Fund may be subject to state and local income taxes.

MARKET OVERVIEW

GROWTH PERIOD IS THE LONGEST
IN U.S. HISTORY.

The year 2000 marked the tenth year of continuing U.S. economic expansion--the longest period of continuous growth in U.S. history. The main forces behind the expansion have been high levels of consumer spending--fueled by increases in personal income, personal wealth and consumer confidence--as well as a healthy housing sector and strong investment in capital improvements by businesses. However, as the year ended, it appeared that the current ten-year cycle may have run its course.

In an effort to slow the economy while reducing inflationary pressures, the Federal Reserve Bank (the Fed) raised short-term interest rates from 5.5% to 6.5% in three separate actions during the first six months of 2000. These rate hikes proved to be effective as Q3 Gross Domestic Product (GDP) fell to 2.2%, its lowest level since Q3 1996, and well below the 5.6% rate of Q2 2000. Consumer and business spending, the main drivers of the expansion, decreased significantly later in the year and caused the

                                                              [GRAPHICS OMITTED]

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the reporting period.

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                 Lehman Aggregate      MSCI EAFE       Russell 2000        S&P 500       3 Month T-Bill
                 Bond Index            Index           Small-Cap Index     Index
01/07/00         -0.06                  -4.56          -3.23               -1.89         0.12
01/14/00         -0.52                  -2.21           0.6                -0.28         0.2
01/21/00         -0.68                  -4.39           5.82               -1.9          0.3
01/28/00         -0.01                  -4.83           0.05               -7.42         0.38
02/04/00          0.12                  -2.85           4.21               -2.99         0.51
02/11/00         -0.17                  -2.3            6.54               -5.53         0.63
02/18/00          0.37                  -3.76           8.26               -8.32         0.68
02/25/00          1.02                  -3.01          10.45               -9.19         0.8
03/03/00          1.2                   -0.97          18.72               -3.92         0.91
03/10/00          1                     -0.99          19.84               -4.88         1.01
03/17/00          1.69                  -2.17          14.09               -0.15         1.14
03/24/00          1.57                  -0.25          14.01                4.14         1.25
03/31/00          2.2                   -0.4            7.09                2.27         1.39
04/07/00          3.02                  -1.4            7.88                3.48         1.51
04/14/00          2.95                  -4.85          -9.8                -7.42         1.64
04/21/00          2.85                  -5.64          -4.23               -2.1          1.7
04/28/00          1.9                   -5.73           0.64               -0.81         1.85
05/05/00          0.47                  -6.12           1.98               -2.16         1.99
05/12/00          0.34                  -7.08          -2.33               -2.95         2.09
05/19/00          0.54                 -10.41          -4.56               -3.91         2.27
05/26/00          1.64                  -9.93          -8.97               -5.89         2.36
06/02/00          2.83                  -3.95           2.11                1.04         2.47
06/09/00          3.15                  -4.1            4.16               -0.35         2.58
06/16/00          4.02                  -4.46           2.37                0.17         2.71
06/23/00          3.05                  -5.35           1.75               -1.4          2.83
06/30/00          3.97                  -4.62           3.05               -0.44         2.93
07/07/00          4.44                  -3.74           5.17                1.23         3.02
07/14/00          4.29                  -4.15           8.07                3.35         3.12
07/21/00          4.88                  -6.31           4.11                1.32         3.24
07/28/00          4.87                  -9.35          -2.34               -2.81         3.35
08/04/00          5.66                  -9.73           0.37                0.22         3.48
08/11/00          5.85                  -8.41           1.74                0.83         3.59
08/18/00          5.98                  -7.68           2.82                2.19         3.72
08/25/00          6.38                  -7.03           4.77                3.2          3.82
09/01/00          6.7                   -6.06           8.16                4.32         3.97
09/08/00          6.62                  -9.9            6.8                 2.51         4.13
09/13/00          6.44                 -11.95           6.02                0.54         4.26
09/22/00          6.68                 -13.19           3.63               -0.63         4.38
09/29/00          7.13                 -12.67           4.21               -1.4          4.5
10/06/00          7.1                  -12.93          -1.84               -3.29         4.63
10/13/00          7.48                 -15.54          -3.93               -5.68         4.76
10/20/00          8.05                 -15.71          -2.51               -4.12         4.87
10/27/00          7.92                 -14.42          -4.01               -5.3          4.98
11/03/00          7.72                 -11.72           1.6                -2            5.05
11/10/00          7.93                 -13.63          -3.73               -6.17         5.23
11/17/00          8.41                 -14.94          -3.34               -6.05         5.37
11/24/00          8.73                 -17.27          -5.49               -7.84         5.5
12/01/00          9.33                 -15.87          -8.47               -9.53         5.64
12/08/00         10.36                 -14.84          -3.99               -5.77         5.78
12/15/00         11.19                 -15.73          -8.17               -9.74         5.9
12/22/00         11.91                 -16.69          -7.16              -10.16         6.2
12/29/00         11.63                 -14.17          -3.02               -9.1          6.31


S&P 500(R) INDEX: measures
U.S. large-cap stocks

RUSSELL 2000(R) INDEX: measures
U.S. small-cap stocks

THREE MONTH U.S. TREASURY
BILLS (T-BILLS): measures short-term
U.S. Treasury obligations

MSCI-EAFE(R) INDEX: measures
(in U.S. dollars) large-cap stocks in
Europe, Australasia and the Far East

LEHMAN BROTHERS U.S. AGGREGATE
BOND INDEX: measures the U.S.
bond market

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results. Data source: Charles Schwab & Co., Inc. (Schwab).

economy to slow even further as reflected in the Q4 GDP release of 1.4%. Concerned about this dramatic reduction, the Fed reversed its tightening bias and reduced interest rates from 6.5% to 6.0% on January 3, 2001.

UNEMPLOYMENT HITS NEW LOWS.

After trending downward for years, unemployment fell below the 4% mark (a level once considered improbable without high inflation) in April 2000, reaching a three-decade low. After trending slightly upward during the summer months, the unemployment rate settled back to the 4% level by year end. While the unemployment rate is low by historical standards, there have been some ominous indicators pointing to a weakening labor market. The manufacturing sector shed over 60,000 jobs in December while the average hours worked in that sector declined for the third consecutive month. Additionally, reports detailing job cuts in many companies, especially in the technology sector, were prevalent. Consensus forecasts call for unemployment to continue to rise during the first half of 2001 as the pace of growth moderates.

[GRAPHICS OMITTED]

ECONOMIC FACTORS AND THEIR EFFECTS ON THESE FUNDS.

--------------------------------------------------------------------------------

The following charts show recent figures for common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the funds is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the report period.

REAL GDP GROWTH
Annualized growth rate for each quarter shown

THE U.S. ECONOMY HAS GROWN STEADILY FOR THE PAST TEN YEARS BUT SLOWED DRAMATICALLY IN THE 4TH QUARTER OF 2000. REAL GDP GREW JUST 1.4% DURING THE QUARTER, SIGNIFICANTLY BELOW THE 5.2% RATE DURING THE FIRST HALF OF 2000.

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Mar-91  -2
Jun-91   2.3
Sep-91   1
Dec-91   2.2
Mar-92   3.8
Jun-92   3.8
Sep-92   3.1
Dec-92   5.4
Mar-93  -0.1
Jun-93   2.5
Sep-93   1.8
Dec-93   6.2
Mar-94   3.4
Jun-94   5.7
Sep-94   2.2
Dec-94   5
Mar-95   1.5
Jun-95   0.8
Sep-95   3.1
Dec-95   3.2
Mar-96   2.9
Jun-96   6.8
Sep-96   2
Dec-96   4.6
Mar-97   4.4
Jun-97   5.9
Sep-97   4.2
Dec-97   2.8
Mar-98   6.5
Jun-98   2.9
Sep-98   3.4
Dec-98   5.6
Mar-99   3.5
Jun-99   2.5
Sep-99   5.7
Dec-99   8.3
Mar-00   4.8
Jun-00   5.6
Sep-00   2.2
Dec-00   1.4


Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.

STOCKS STUMBLE; MOST BONDS
POST HEALTHY RETURNS.

The equity markets continued to grow at a rapid rate as 2000 began and Y2K fears subsided. Most sectors of the stock market reached their highs in the early spring, before beginning a steady decline that continued throughout the rest of the year. The initial decline occurred when the Fed raised short-term interest rates, increasing pressure on stocks. Stocks of all sizes, both in the U.S. and overseas, posted negative returns for the period. Price declines were particularly steep in technology issues as investors turned their attention to more conservative investments. The NASDAQ composite index fell from its high of 5,048.62 in March to 2,470.52 at year end, a stunning decline of over 50%. As evidence began to emerge that the economy was slowing, many companies issued earnings warnings, sparking fears over equity valuations and leading to further declines.

                               [GRAPHICS OMITTED]

U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variation

UNEMPLOYMENT HIT A THREE-DECADE LOW OF 3.9% IN APRIL 2000.
ALTHOUGH IT TRENDED UP TO 4.1% DURING THE SUMMER MONTHS, IT CLOSED THE REPORTING PERIOD AT 4%, JUST ABOVE THE THREE DECADE LOW.


                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Jan-91   6.4
Feb-91   6.6
Mar-91   6.8
Apr-91   6.7
May-91   6.9
Jun-91   6.9
Jul-91   6.8
Aug-91   6.9
Sep-91   6.9
Oct-91   7
Nov-91   7
Dec-91   7.3
Jan-92   7.3
Feb-92   7.4
Mar-92   7.4
Apr-92   7.4
May-92   7.6
Jun-92   7.8
Jul-92   7.7
Aug-92   7.6
Sep-92   7.6
Oct-92   7.3
Nov-92   7.4
Dec-92   7.4
Jan-93   7.3
Feb-93   7.1
Mar-93   7
Apr-93   7.1
May-93   7.1
Jun-93   7
Jul-93   6.9
Aug-93   6.8
Sep-93   6.7
Oct-93   6.8
Nov-93   6.6
Dec-93   6.5
Jan-94   6.8
Feb-94   6.6
Mar-94   6.5
Apr-94   6.4
May-94   6.1
Jun-94   6.1
Jul-94   6.3
Aug-94   6
Sep-94   5.8
Oct-94   5.8
Nov-94   5.6
Dec-94   5.5
Jan-95   5.6
Feb-95   5.4
Mar-95   5.4
Apr-95   5.8
May-95   5.6
Jun-95   5.6
Jul-95   5.7
Aug-95   5.7
Sep-95   5.6
Oct-95   5.5
Nov-95   5.6
Dec-95   5.6
Jan-96   5.7
Feb-96   5.5
Mar-96   5.5
Apr-96   5.5
May-96   5.6
Jun-96   5.3
Jul-96   5.5
Aug-96   5.1
Sep-96   5.2
Oct-96   5.2
Nov-96   5.4
Dec-96   5.4
Jan-97   5.3
Feb-97   5.3
Mar-97   5.2
Apr-97   5
May-97   4.9
Jun-97   5
Jul-97   4.8
Aug-97   4.8
Sep-97   4.9
Oct-97   4.7
Nov-97   4.6
Dec-97   4.7
Jan-98   4.7
Feb-98   4.6
Mar-98   4.7
Apr-98   4.3
May-98   4.4
Jun-98   4.5
Jul-98   4.5
Aug-98   4.5
Sep-98   4.5
Oct-98   4.5
Nov-98   4.4
Dec-98   4.4
Jan-99   4.3
Feb-99   4.4
Mar-99   4.2
Apr-99   4.3
May-99   4.2
Jun-99   4.3
Jul-99   4.3
Aug-99   4.2
Sep-99   4.2
Oct-99   4.1
Nov-99   4.1
Dec-99   4.1
Jan-00   4
Feb-00   4.1
Mar-00   4.1
Apr-00   3.9
May-00   4.1
Jun-00   4
Jul-00   4
Aug-00   4.1
Sep-00   3.9
Oct-00   3.9
Nov-00   4
Dec-00   4


This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.

MEASURES OF INFLATION

Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI WAS UP 3.4% FOR THE 12 MONTHS ENDED DECEMBER 31, 2000 (2.6% IF FOOD AND ENERGY ARE EXCLUDED). ECI ROSE 4.1% (FOR THE 12 MONTHS ENDED DECEMBER 31, 2000).

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Jan-91          5.6                4.6
Feb-91          5.3                4.6
Mar-91          4.9                4.6
Apr-91          4.8                4.6
May-91          5                  4.6
Jun-91          4.7                4.6
Jul-91          4.4                4.6
Aug-91          3.8                4.6
Sep-91          3.4                4.3
Oct-91          2.8                4.3
Nov-91          3.1                4.3
Dec-91          3                  4.3
Jan-92          2.7                4.3
Feb-92          2.8                4.3
Mar-92          3.2                4
Apr-92          3.2                4
May-92          3                  4
Jun-92          3                  3.6
Jul-92          3.2                3.6
Aug-92          3.1                3.6
Sep-92          3                  3.5
Oct-92          3.3                3.5
Nov-92          3.1                3.5
Dec-92          3                  3.5
Jan-93          3.2                3.5
Feb-93          3.2                3.5
Mar-93          3                  3.5
Apr-93          3.2                3.5
May-93          3.2                3.5
Jun-93          3                  3.6
Jul-93          2.8                3.6
Aug-93          2.8                3.6
Sep-93          2.8                3.6
Oct-93          2.8                3.6
Nov-93          2.7                3.6
Dec-93          2.8                3.5
Jan-94          2.5                3.5
Feb-94          2.5                3.5
Mar-94          2.6                3.2
Apr-94          2.4                3.2
May-94          2.3                3.2
Jun-94          2.5                3.2
Jul-94          2.7                3.2
Aug-94          2.9                3.2
Sep-94          3                  3.2
Oct-94          2.6                3.2
Nov-94          2.7                3.2
Dec-94          2.6                3
Jan-95          2.8                3
Feb-95          2.9                3
Mar-95          2.9                2.9
Apr-95          2.8                2.9
May-95          3.1                2.9
Jun-95          3                  2.9
Jul-95          2.8                2.9
Aug-95          2.6                2.9
Sep-95          2.5                2.7
Oct-95          2.8                2.7
Nov-95          2.6                2.7
Dec-95          2.6                2.8
Jan-96          2.7                2.8
Feb-96          2.7                2.8
Mar-96          2.9                2.8
Apr-96          2.8                2.8
May-96          2.9                2.8
Jun-96          2.8                2.9
Jul-96          2.9                2.9
Aug-96          2.8                2.9
Sep-96          3                  2.8
Oct-96          3                  2.8
Nov-96          3.2                2.8
Dec-96          3.2                2.9
Jan-97          3                  2.9
Feb-97          3                  2.9
Mar-97          2.8                2.9
Apr-97          2.5                2.9
May-97          2.2                2.9
Jun-97          2.3                2.8
Jul-97          2.2                2.8
Aug-97          2.2                2.8
Sep-97          2.2                3
Oct-97          2.1                3
Nov-97          1.9                3
Dec-97          1.7                3.3
Jan-98          1.6                3.3
Feb-98          1.4                3.3
Mar-98          1.4                3.3
Apr-98          1.5                3.3
May-98          1.7                3.3
Jun-98          1.6                3.5
Jul-98          1.7                3.5
Aug-98          1.7                3.5
Sep-98          1.4                3.7
Oct-98          1.4                3.7
Nov-98          1.5                3.7
Dec-98          1.6                3.4
Jan-99          1.7                3.4
Feb-99          1.7                3.4
Mar-99          1.8                3
Apr-99          2.3                3
May-99          2.1                3
Jun-99          2                  3.2
Jul-99          2.1                3.2
Aug-99          2.3                3.2
Sep-99          2.6                3.1
Oct-99          2.6                3.1
Nov-99          2.6                3.1
Dec-99          2.7                3.4
Jan-00          2.7                3.4
Feb-00          3.2                3.4
Mar-00          3.8                4.3
Apr-00          3.1                4.3
May-00          3.2                4.3
Jun-00          3.7                4.4
Jul-00          3.7                4.4
Aug-00          3.4                4.4
Sep-00          3.5                4.3
Oct-00          3.4                4.3
Nov-00          3.4                4.3
Dec-00

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.

Yields on short-term debt securities generally increased during the reporting period, due to a combination of a robust U.S. economy and the three rate hikes imposed by the Fed in an effort to stave off inflationary threats. During the report period, 90-day commercial paper yields reached a high of 6.62% and three-month T-bill yields reached a high of 6.40%.

While short-term interest rates generally rose during the report period, intermediate- and long-term bond rates actually fell. A major factor for bonds was the U.S. Treasury's decision to use some of the budget surplus to buy back its own bonds. This action resulted in an inversion of the normal relationship between short-term and long-term rates, creating a situation where short-term bonds paid higher yields than long-term bonds. This scenario gave a boost to bond prices and to returns of most bond investments over the period. During the report period, the Lehman Brothers U.S. Aggregate Bond Index gained 11.63% while the Lehman General Muni Bond Index was up 11.68%.

[GRAPHICS OMITTED]

YIELDS OF U.S. TREASURY BONDS

Effective yields of five-year and ten-year Treasuries

WITH ITS BUYBACK PROGRAM, THE TREASURY SUDDENLY EMERGED AS A MAJOR CUSTOMER FOR ITS OWN BONDS, DRIVING PRICES UP (AND YIELDS DOWN) ON LONG-TERM TREASURIES.

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                  Five-Year             Ten-Year
                  Treasury              Treasury
                  Bond Yield            Bond Yield
Jan-91            7.61                  8.01
Feb-91            7.7                   8.03
Mar-91            7.75                  8.06
Apr-91            7.61                  8.01
May-91            7.71                  8.06
Jun-91            7.88                  8.23
Jul-91            7.74                  8.15
Aug-91            7.34                  7.82
Sep-91            6.91                  7.45
Oct-91            6.74                  7.46
Nov-91            6.48                  7.38
Dec-91            5.93                  6.7
Jan-92            6.43                  7.27
Feb-92            6.56                  7.25
Mar-92            6.92                  7.53
Apr-92            6.88                  7.58
May-92            6.6                   7.32
Jun-92            6.27                  7.12
Jul-92            5.82                  6.71
Aug-92            5.58                  6.6
Sep-92            5.32                  6.35
Oct-92            5.89                  6.79
Nov-92            6.22                  6.94
Dec-92            5.99                  6.69
Jan-93            5.55                  6.36
Feb-93            5.21                  6.02
Mar-93            5.24                  6.02
Apr-93            5.11                  6.01
May-93            5.37                  6.15
Jun-93            5.05                  5.78
Jul-93            5.15                  5.81
Aug-93            4.79                  5.45
Sep-93            4.77                  5.38
Oct-93            4.85                  5.43
Nov-93            5.16                  5.82
Dec-93            5.21                  5.79
Jan-94            5.02                  5.64
Feb-94            5.57                  6.13
Mar-94            6.23                  6.74
Apr-94            6.64                  7.04
May-94            6.76                  7.15
Jun-94            6.95                  7.32
Jul-94            6.73                  7.11
Aug-94            6.8                   7.17
Sep-94            7.28                  7.6
Oct-94            7.49                  7.81
Nov-94            7.79                  7.91
Dec-94            7.83                  7.82
Jan-95            7.51                  7.58
Feb-95            7.04                  7.2
Mar-95            7.07                  7.2
Apr-95            6.88                  7.06
May-95            6.05                  6.28
Jun-95            5.97                  6.2
Jul-95            6.16                  6.43
Aug-95            6.07                  6.28
Sep-95            6.02                  6.18
Oct-95            5.81                  6.02
Nov-95            5.52                  5.74
Dec-95            5.38                  5.57
Jan-96            5.24                  5.58
Feb-96            5.73                  6.1
Mar-96            6.09                  6.33
Apr-96            6.41                  6.67
May-96            6.63                  6.85
Jun-96            6.46                  6.71
Jul-96            6.57                  6.79
Aug-96            6.73                  6.94
Sep-96            6.46                  6.7
Oct-96            6.07                  6.34
Nov-96            5.83                  6.04
Dec-96            6.21                  6.42
Jan-97            6.25                  6.49
Feb-97            6.39                  6.55
Mar-97            6.75                  6.9
Apr-97            6.57                  6.72
May-97            6.5                   6.66
Jun-97            6.38                  6.5
Jul-97            5.9                   6.01
Aug-97            6.22                  6.34
Sep-97            5.99                  6.1
Oct-97            5.71                  5.83
Nov-97            5.84                  5.87
Dec-97            5.71                  5.74
Jan-98            5.38                  5.51
Feb-98            5.59                  5.62
Mar-98            5.62                  5.65
Apr-98            5.64                  5.67
May-98            5.55                  5.55
Jun-98            5.47                  5.45
Jul-98            5.5                   5.49
Aug-98            4.8                   4.98
Sep-98            4.22                  4.42
Oct-98            4.23                  4.61
Nov-98            4.48                  4.71
Dec-98            4.54                  4.65
Jan-99            4.55                  4.65
Feb-99            5.22                  5.29
Mar-99            5.1                   5.24
Apr-99            5.21                  5.35
May-99            5.58                  5.62
Jun-99            5.65                  5.78
Jul-99            5.79                  5.9
Aug-99            5.87                  5.97
Sep-99            5.75                  5.88
Oct-99            5.95                  6.02
Nov-99            6.11                  6.19
Dec-99            6.34                  6.44
Jan-00            6.68                  6.67
Feb-00            6.6                   6.41
Mar-00            6.31                  6
Apr-00            6.54                  6.21
May-00            6.52                  6.27
Jun-00            6.18                  6.03
Jul-00            6.15                  6.03
Aug-00            5.97                  5.72
Sep-00            5.85                  5.8
Oct-00            5.81                  5.75
Nov-00            5.43                  5.47
Dec-00            4.98                  5.11

Five-Year Treasury Bond Yield

Ten-Year Treasury Bond Yield

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

90-DAY COMMERCIAL PAPER AND
THREE-MONTH TREASURY BILL YIELDS

SHORT-TERM YIELDS ROSE DURING THE FIRST HALF OF THE REPORT PERIOD DUE TO THE FED'S ACTIONS TO INCREASE INTEREST RATES BEFORE STABILIZING DURING THE SECOND HALF OF THE YEAR.

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


          Three-Month T-Bill                90-Day Commercial Paper
01/00     5.38                              5.66
          5.41                              5.71
          5.47                              5.77
          5.63                              5.79
          5.67                              5.85
          5.64                              5.86
          5.75                              5.86
          5.77                              5.88
03/00     5.82                              5.89
          5.9                               5.91
          5.88                              6
          5.91                              6.05
          5.88                              6.09
          5.9                               6.09
          5.78                              6.08
          5.8                               6.12
          5.83                              6.17
05/00     5.97                              6.41
          6.14                              6.54
          5.88                              6.59
          5.83                              6.61
          5.87                              6.62
          5.91                              6.57
          5.83                              6.57
          5.85                              6.57
          5.86                              6.58
07/00     6.04                              6.53
          6.18                              6.51
          6.12                              6.52
          6.19                              6.51
          6.23                              6.51
          6.31                              6.49
          6.27                              6.48
          6.3                               6.48
09/00     6.27                              6.48
          6.16                              6.52
          6.14                              6.52
          6.16                              6.46
          6.22                              6.47
          6.25                              6.5
          6.19                              6.51
          6.31                              6.52
          6.34                              6.5
11/00     6.4                               6.5
          6.37                              6.49
          6.35                              6.51
          6.37                              6.48
12/00     6.22                              6.5
          6.07                              6.43
          6.04                              6.33
          5.27                              6.28
          5.9                               6.28


Three-Month T-bills

90-Day Commercial Paper

Commercial paper and T-bills are two types of investments for many money market funds. Commercial paper consists of short-term obligations issued by banks, corporations and other institutions. T-bills are issued by the U.S. government with three-month, six-month and one-year maturities. The yields of commercial paper and T-bills normally move in the same direction and are impacted by the Federal Funds Rate. The spread between the two yields is typically an indication of investors' current sentiment of commercial paper's risk versus the higher credit quality, but lower-yielding T-bill.

Data source: Bloomberg L.P.

LOOKING AHEAD: GROWTH MAY CONTINUE,
BUT RATE MAY SLOW.

Recent evidence indicates that the economy has indeed slowed and while there has been talk of a possible recession in the press, the consensus among most economists is that the U.S. economy appears poised for continued growth, albeit at much lower rates than those of the past few years. In a recent survey of 54 leading U.S. economists in THE WALL STREET Journal, the consensus estimate for GDP growth was 2% in Q1 2001 and 2.1% in Q2 2001. The slowdown also increases the chances that some form of a tax cut proposed by President Bush may be enacted. It is anticipated that the combination of a reduction in short-term rates and a tax cut should provide the necessary stimulus to avoid an economic downturn, while setting the stage for continued growth in the second half of the year.

--------------------------------------------------------------------------------
THE CONSENSUS AMONG ECONOMISTS IS THAT THE U.S. ECONOMY APPEARS POISED FOR CONTINUED GROWTH, ALBEIT AT LOWER RATES THAN THOSE OF THE PAST FEW YEARS.
--------------------------------------------------------------------------------
                                                                 Source: Schwab.

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD, senior vice president and chief investment officer, has overall responsibility for the management of the fund's portfolio. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as vice president and portfolio manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was vice president and portfolio manager at Federated Investors.

LINDA KLINGMAN, vice president and senior portfolio manager, has managed the Schwab Value Advantage Money Fund since its inception in 1992. Linda joined CSIM in 1990 and was promoted to her current position in August 1996. Prior to joining CSIM, Linda was senior money market trader with AIM Management.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)

YIELD SUMMARY AS OF 12/31/00 1

--------------------------------------------------------------------------------
Seven-Day Yield                                                        6.32%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                                              6.52%
--------------------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

YIELD ADVANTAGE

The Schwab Value Advantage Money Fund offers the potential to earn higher yields than many other money market funds. The fund is designed for cash reserves that do not require frequent access and, as such, has minimum balance and transaction requirements designed to keep operating expenses low. These lower expenses generally mean higher yields for fund shareholders.

The chart at right presents weekly seven-day effective yields for the fund and for the average taxable money fund and shows that the fund consistently outperformed the average taxable money fund during the reporting period.

PORTFOLIO COMPOSITION

The Schwab Value Advantage Money Fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as commercial paper, including asset-backed commercial paper and promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers acceptances and repurchase agreements. The chart at right illustrates the composition of the fund's portfolio as of December 31, 2000 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of December 31, 2000 is provided in the Schedule of Investments later in this report.

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's yields would have been lower.

2 Source: iMoney Net, Inc. Average seven-day effective net yield of funds in the first-tier retail category of taxable money funds for each week in the period from 1/4/2000 to 12/26/2000. The weekly number of funds in the category ranged from 285 to 322.

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           SEVEN-DAY EFFECTIVE YIELDS:
                             1/4/00 THROUGH 12/26/00

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                  Schwab Value Advantage   iMoney Net, Inc.'s Money
                  Money Fund               Fund Average (2)

1/4               5.79                     5.18
                  5.77                     5.29
                  5.77                     5.27
                  5.75                     5.24
2/1               5.75                     5.24
                  5.76                     5.25
                  5.78                     5.29
                  5.75                     5.3
2/29              5.78                     5.32
                  5.79                     5.31
                  5.79                     5.33
                  5.78                     5.37
3/28              5.78                     5.43
                  5.8                      5.5
                  5.84                     5.49
                  5.87                     5.51
4/25              5.87                     5.53
                  5.93                     5.54
                  5.99                     5.56
                  6.06                     5.63
5/23              6.14                     5.76
                  6.21                     5.84
                  6.29                     5.89
                  6.34                     5.94
6/20              6.38                     5.98
                  6.39                     6.03
                  6.43                     6.08
                  6.46                     6.05
7/18              6.49                     6.07
                  6.47                     6.08
                  6.49                     6.08
                  6.49                     6.07
8/15              6.5                      6.09
                  6.48                     6.07
                  6.48                     6.09
                  6.49                     6.08
9/12              6.5                      6.07
                  6.49                     6.08
                  6.47                     6.09
                  6.46                     6.08
10/10             6.49                     6.05
                  6.49                     6.07
                  6.47                     6.07
                  6.48                     6.09
11/7              6.49                     6.06
                  6.5                      6.07
                  6.49                     6.08
                  6.49                     6.09
12/5              6.51                     6.08
                  6.52                     6.08
                  6.52                     6.07
12/26             6.52                     6.06


Schwab Value Advantage Money Fund

iMoney Net, Inc.'s Money Fund Average2

         PORTFOLIO COMPOSITION AS A PERCENTAGE OF PORTFOLIO INVESTMENTS
                                 as of 12/31/00

Certificates of Deposit 32.5%

Variable Rate Obligations 6.6%

Repurchase Agreements 2.7%

Promissory Notes 2.0%

Bank Notes 1.6%

Commercial Paper and other Corporate Obligations 54.6%

QUESTIONS TO THE PORTFOLIO
MANAGEMENT TEAM

Q. CAN YOU DESCRIBE THE SHORT-TERM INTEREST RATE ENVIRONMENT DURING THE ONE-YEAR REPORTING PERIOD?

A. Short-term interest rates increased during the first half of the reporting period as the strength of the U.S. economy prompted the Fed to raise short-term interest rates three times. Initially, the Fed adopted a gradual approach in its effort to slow down the economy, raising the Federal Funds Rate by 0.25% both in February and March 2000. When April's unemployment rate declined to 3.9%, the lowest level in 30 years, the Fed abandoned its gradual approach and raised the federal funds rate by 0.50% in May. This increase lifted the federal funds rate to 6.5%; its highest level since 1991.

In the second half of the year, the economy's pace of growth did slow, as explained in the Market Overview section. Consequently, the Fed ceased its campaign to increase rates and adopted a "neutral" bias. Towards the end of the year, consumer and business spending suffered steep declines, partly in response to the higher cost of borrowing. These declines fueled speculation that a reduction in rates would be forthcoming to boost a suddenly slumping economy. Although the Fed left short-term interest rates unchanged after its regular December meeting, hints of a reduction emerged for January 2001. (NOTE: THE FED ULTIMATELY DECIDED TO ACT BETWEEN REGULAR MEETINGS, LOWERING SHORT-TERM RATES BY 0.50% ON JANUARY 3, 2001.)

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED THE FUND'S PORTFOLIO IN RESPONSE TO CHANGES IN INTEREST RATES?

A. As discussed in the first question, the first half of the year was characterized by a sharply rising interest rate environment. During this period, we lowered the dollar weighted average maturity (DWAM) of the fund. This strategy enabled us to reinvest proceeds from maturing securities into newly issued, higher yielding securities. As rates began to stabilize and inflationary pressures eased, market sentiment started to turn. It also became apparent that the economy was slowing down and the Fed would not continue to raise interest rates. As a result, we gradually began extending the DWAM of the fund's portfolio in order to lock in higher yields, in anticipation of a reduction in interest rates.

Of course, SEC regulations require that money funds maintain a DWAM of no more than 90 days at all times. Further, each individual security purchased must mature in 397 days or less. While money funds' DWAMs will vary depending on their respective portfolio managers' outlooks for interest rates, our long-term strategy is to maintain a DWAM that is slightly longer than those of other money funds with similar investment objectives. We deviated from this strategy somewhat during the first half of the reporting period by shortening the fund's DWAM to be comparable to those of its peers. However, we believe that shortening the fund's DWAM allowed the fund to take advantage of the rising rate environment of the first half of the year, as explained above.

GLOSSARY OF TERMS

COMMERCIAL PAPER--Short-term obligations issued by banks, corporations and other borrowers.

CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial strength for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the values of its individual holdings.

FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE--The central bank of the United States, which establishes policies on bank reserves and regulations, determines the discount rate and the federal funds rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY--Generally, a security rated in the highest credit-rating category by a requisite number of nationally recognized statistical rating organizations, such as Moody's, Standard & Poor's(R), or Fitch.

MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

REAL GDP--The national gross domestic product (GDP) is the total market value of all goods and services produced in the United States over a specific period of time adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD--The actual annualized income earned on an investment over a stated period of time (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

PORTFOLIO HIGHLIGHTS

AVERAGE YIELDS FOR
PERIODS ENDED 12/31/00 1
--------------------------------------------------------------------------------
Last seven days                                                        6.32%
--------------------------------------------------------------------------------
Last three months                                                      6.30%
--------------------------------------------------------------------------------
Last 12 months                                                         6.05%
--------------------------------------------------------------------------------


MATURITY SCHEDULE                                                          PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                                                 3/31/00     6/30/00     9/30/00   12/31/00
-----------------------------------------------------------------------------------------------------------
0-15 days                                                       16.1%      32.8%       28.3%       13.4%
-----------------------------------------------------------------------------------------------------------
16-30 days                                                      14.1%      20.3%       16.0%       13.5%
-----------------------------------------------------------------------------------------------------------
31-60 days                                                      37.1%       7.5%       24.7%       27.2%
-----------------------------------------------------------------------------------------------------------
61-90 days                                                      20.9%      11.6%       14.5%       26.5%
-----------------------------------------------------------------------------------------------------------
91-120 days                                                      2.3%      13.2%        2.1%        7.9%
-----------------------------------------------------------------------------------------------------------
More than 120 days                                               9.5%      14.6%       14.4%       11.5%
-----------------------------------------------------------------------------------------------------------
Weighted average                                              61 days    62 days     59 days     66 days
-----------------------------------------------------------------------------------------------------------

PORTFOLIO QUALITY

SEC TIER RATING                       PERCENTAGE OF TOTAL INVESTMENTS: 12/31/00
--------------------------------------------------------------------------------
Tier 1                                                   100%
--------------------------------------------------------------------------------

1 A portion of the fund's expenses was reduced during these periods. Without this reduction, yields would have been lower.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 2000

                                                    Par           Value
                                                 --------      -----------
COMMERCIAL PAPER & OTHER CORPORATE
OBLIGATIONS -- 54.1%
AUTOMOTIVE -- 5.0%
FCE Bank, PLC
   6.49%, 03/02/01                               $125,000      $   123,669
   6.34%, 04/11/01                                 80,000           78,618
   6.34%, 04/12/01                                 80,000           78,604
Ford Motor Credit
   6.46%, 03/08/01                                171,000          169,006
   6.45%, 03/14/01                                345,000          340,618
   6.45%, 03/16/01                                 35,000           34,543
   6.47%, 03/16/01                                 75,000           74,020
   6.40%, 03/20/01                                100,000           98,635
General Motors Acceptance Corp.
   6.65%, 02/06/01                                200,000          198,688
   6.65%, 02/07/01                                100,000           99,326
   6.68%, 02/09/01                                 42,000           41,703
   6.73%, 02/15/01                                105,000          104,147
   6.73%, 02/16/01                                250,000          247,924
   6.63%, 02/20/01                                100,000           99,095
   6.59%, 03/02/01                                 32,000           31,654
                                                               -----------
                                                                 1,820,250
                                                               -----------
BANKING - AUSTRALIA -- 0.2%
Westpac Capital Corp.
   6.60%, 03/30/01                                 25,000           24,608
   6.61%, 04/30/01                                 50,000           48,944
                                                               -----------
                                                                    73,552
                                                               -----------
BANKING - BELGIUM -- 0.5% (a)
Fortis Funding, L.L.C.
   6.65%, 02/15/01                                 98,500           97,694
   6.60%, 02/26/01                                100,000           98,990
                                                               -----------
                                                                   196,684
                                                               -----------
BANKING - CANADA -- 0.8%
Bank of Nova Scotia
   6.61%, 02/07/01                                 14,000           13,906
   6.59%, 03/01/01                                100,000           98,938
   6.46%, 03/15/01                                100,000           98,711
National Bank of Canada
   6.64%, 03/05/01                                 50,000           49,429
   6.58%, 03/07/01                                 30,000           29,650
                                                               -----------
                                                                   290,634
                                                               -----------

                                                    Par           Value
                                                 --------      -----------
BANKING - DENMARK -- 0.3%
Danske Corp.
   6.33%, 03/30/01                               $ 50,000      $    49,239
   6.61%, 04/30/01                                 25,000           24,472
   6.62%, 04/30/01                                 11,000           10,767
Unifunding, Inc.
   6.63%, 02/12/01                                 47,983           47,618
                                                               -----------
                                                                   132,096
                                                               -----------
BANKING - FRANCE -- 0.3%
Dexia CLF Finance Co.
   6.63%, 02/20/01                                 75,000           74,321
Societe Generale, N.A
   6.62%, 03/06/01                                 14,000           13,839
   6.49%, 03/08/01                                 20,000           19,766
                                                               -----------
                                                                   107,926
                                                               -----------
BANKING - GERMANY -- 3.2%
Bavaria TRR Corp. (a)(e)
   6.67%, 02/07/01                                 10,592           10,521
Deutsche Bank Financial, Inc.
   6.63%, 02/14/01                                300,000          297,609
   6.63%, 02/15/01                                 45,000           44,633
   6.63%, 02/23/01                                 91,000           90,125
   6.66%, 03/02/01                                125,000          123,650
   6.70%, 03/02/01                                 40,000           39,568
   6.66%, 03/05/01                                200,000          197,732
   6.57%, 03/06/01                                183,000          180,897
Giro US Funding Corp. (a)(e)
   6.66%, 02/13/01                                 30,514           30,275
   6.67%, 02/15/01                                 13,394           13,284
   6.70%, 02/20/01                                 24,789           24,565
   6.66%, 02/21/01                                 23,000           22,787
   6.51%, 02/26/01                                 18,473           18,288
   6.66%, 02/27/01                                 28,000           27,710
   6.71%, 03/09/01                                 16,000           15,807
   6.47%, 03/20/01                                 43,000           42,406
                                                               -----------
                                                                 1,179,857
                                                               -----------

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                    Par           Value
                                                 --------      -----------
BANKING - NETHERLANDS -- 2.6%
Atlantis One Funding Corp. (e)
   6.96%, 01/12/01                               $ 53,327      $    53,218
   6.68%, 02/13/01                                 18,855           18,709
   6.70%, 02/13/01                                  8,084            8,021
   6.68%, 02/22/01                                 77,000           76,276
   6.70%, 02/23/01                                 43,300           42,886
   6.70%, 02/27/01                                127,178          125,869
Internationale Nederlanden (U.S.)
  Funding Corp.
   6.75%, 02/20/01                                 50,000           49,547
   6.66%, 04/10/01                                100,000           98,229
Tulip Funding Corp. (a)
   6.68%, 01/16/01                                 56,830           56,674
   6.70%, 01/16/01                                 30,731           30,646
   6.74%, 01/19/01                                 31,187           31,083
   6.72%, 01/25/01                                 20,000           19,911
   6.72%, 01/26/01                                 22,000           21,899
   6.73%, 01/29/01                                 63,000           62,674
   6.63%, 03/14/01                                  5,000            4,935
   6.39%, 03/15/01                                102,000          100,697
   6.63%, 03/20/01                                 42,000           41,413
   6.69%, 03/23/01                                 46,565           45,887
   6.70%, 03/26/01                                 55,000           54,168
                                                               -----------
                                                                   942,742
                                                               -----------
BANKING - NORWAY -- 0.5%
Christiania Capital (a)
   6.66%, 02/15/01                                 38,000           37,691
   6.45%, 03/15/01                                 10,000            9,871
Den Norske Bank
   6.68%, 02/01/01                                106,000          105,405
   6.66%, 02/05/01                                 18,000           17,886
                                                               -----------
                                                                   170,853
                                                               -----------
BANKING - SPAIN -- 0.1%
Santander Finance (Delaware), Inc.
   6.70%, 03/05/01                                 18,000           17,796
   6.65%, 04/12/01                                 41,000           40,259
                                                               -----------
                                                                    58,055
                                                               -----------
BANKING - SWEDEN -- 0.9%
AB Spintab
   6.65%, 02/08/01                                100,000           99,310
   6.49%, 03/07/01                                100,000           98,846

                                                    Par           Value
                                                 --------      -----------
Forenings Sparbanken AB (Swedbank)
   6.56%, 03/09/01                               $117,000      $   115,596
                                                               -----------
                                                                   313,752
                                                               -----------
BANKING - SWITZERLAND -- 0.9% (a)
Credit Suisse First Boston Corp.
   6.63%, 03/05/01                                100,000           98,866
   6.71%, 03/13/01                                 50,000           49,360
   6.45%, 04/11/01                                 93,000           91,370
   6.63%, 04/16/01                                 75,000           73,589
                                                               -----------
                                                                   313,185
                                                               -----------
BANKING - UNITED KINGDOM -- 0.2%
Bank of Scotland Treasury Services
   6.60%, 03/02/01                                 75,000           74,188
                                                               -----------
BANKING - UNITED STATES -- 3.5%
BankAmerica Corp.
   6.82%, 01/26/01                                153,000          152,299
   6.66%, 03/12/01                                 45,750           45,174
Enterprise Funding Corp. (a)(e)
   6.54%, 03/06/01                                 60,247           59,558
Forrestal Funding Master Trust (a)(e)
   6.67%, 01/24/01                                 14,049           13,990
   6.65%, 02/06/01                                 28,000           27,817
   6.65%, 02/13/01                                 18,956           18,808
   6.66%, 02/15/01                                 27,663           27,437
   6.55%, 02/21/01                                 37,963           37,616
   6.65%, 03/05/01                                 10,000            9,886
   6.70%, 03/06/01                                 51,000           50,411
   6.66%, 03/08/01                                 25,000           24,701
   6.49%, 03/09/01                                 90,663           89,584
   6.66%, 03/12/01                                 15,366           15,172
   6.52%, 03/15/01                                 45,800           45,205
   6.53%, 03/15/01                                 20,363           20,098
   6.65%, 03/15/01                                 59,476           58,693
   6.61%, 03/16/01                                 14,729           14,533
   6.65%, 03/16/01                                 20,511           20,237
   6.63%, 03/30/01                                 39,392           38,767
   6.64%, 04/05/01                                 30,006           29,500
   6.64%, 04/26/01                                 24,979           24,466
Intrepid Funding Master Trust (a)(e)
   6.70%, 02/08/01                                 82,230           81,664
   6.70%, 02/26/01                                  9,939            9,839
   6.67%, 02/27/01                                 30,699           30,382

                                                    Par           Value
                                                 --------      -----------
   6.68%, 03/05/01                               $ 21,972      $    21,722
   6.62%, 03/09/01                                 18,000           17,783
   6.65%, 03/09/01                                115,000          113,610
   6.67%, 03/09/01                                 46,089           45,531
Kitty Hawk Funding Corp. (a)(e)
   6.74%, 01/05/01                                 57,183           57,140
   6.78%, 02/15/01                                 58,474           57,995
Vehicle Services of America
   6.59%, 02/01/01                                 15,500           15,413
                                                               -----------
                                                                 1,275,031
                                                               -----------
CREDIT CARD RECEIVABLES -- 2.5% (a)(f)
Dakota Certificates Program SCCMT-1
   6.69%, 01/05/01                                208,000          207,847
   6.68%, 01/11/01                                 50,000           49,908
   6.66%, 01/12/01                                 56,008           55,896
   6.67%, 01/19/01                                 44,000           43,856
   6.59%, 02/09/01                                 43,000           42,696
Montauk Funding Corp.
   6.72%, 01/24/01                                 98,000           97,584
   6.66%, 02/09/01                                 13,000           12,908
   6.66%, 02/16/01                                 95,000           94,205
Newcastle Certificates Program
   6.80%, 01/09/01                                 11,000           10,983
   6.70%, 01/17/01                                 14,000           13,959
   6.69%, 01/24/01                                 52,000           51,781
   6.77%, 01/30/01                                135,000          134,271
   6.62%, 02/08/01                                 69,000           68,523
   6.68%, 02/08/01                                 10,000            9,930
                                                               -----------
                                                                   894,347
                                                               -----------
DIVERSIFIED FINANCIAL ASSETS -- 13.5% (f)
Amsterdam Funding Corp. (a)
   6.69%, 01/02/01                                129,000          128,976
   6.69%, 01/03/01                                 12,000           11,996
   6.69%, 01/09/01                                 50,000           49,926
   6.69%, 01/10/01                                 30,000           29,950
Bavaria Universal Funding Corp. (a)
   6.70%, 01/16/01                                 16,000           15,956
   6.67%, 01/25/01                                 13,350           13,292
   6.67%, 01/29/01                                 22,000           21,888
   6.68%, 02/16/01                                 25,431           25,217
   6.45%, 03/21/01                                 20,000           19,721
   6.67%, 04/17/01                                 56,400           55,329
   6.64%, 04/24/01                                 11,000           10,778
   6.65%, 04/25/01                                 40,106           39,289
   6.64%, 05/04/01                                 49,650           48,559

                                                    Par           Value
                                                 --------      -----------
Beta Finance, Inc. (a)
   6.66%, 01/25/01                               $ 15,000      $    14,934
   6.83%, 02/02/01                                 11,000           10,935
   6.72%, 03/22/01                                 58,000           57,163
   6.70%, 03/28/01                                 50,000           49,227
   6.68%, 04/10/01                                 70,000           68,757
   6.64%, 04/23/01                                  5,500            5,390
   6.62%, 04/24/01                                 26,000           25,477
   6.63%, 05/01/01                                 48,000           46,973
   6.64%, 05/01/01                                 33,000           32,294
CC (USA), Inc. (a)
   6.66%, 01/31/01                                 34,000           33,815
   6.77%, 02/14/01                                 24,000           23,808
   6.66%, 02/26/01                                 20,000           19,796
   6.75%, 02/28/01                                 10,000            9,895
   6.62%, 03/15/01                                 11,000           10,856
   6.66%, 03/19/01                                 11,500           11,340
   6.69%, 03/21/01                                 14,500           14,294
   6.70%, 03/22/01                                 24,000           23,654
   6.62%, 04/02/01                                  7,937            7,808
   6.64%, 04/18/01                                  8,000            7,847
   6.63%, 04/19/01                                 25,000           24,519
Concord Minutemen Capital Co.,
  L.L.C. Series A (a)
   6.68%, 01/11/01                                129,828          129,590
   6.70%, 01/23/01                                 17,000           16,932
   6.67%, 01/25/01                                 23,120           23,019
   6.68%, 01/26/01                                 44,728           44,524
   6.69%, 01/26/01                                  4,456            4,436
   6.66%, 02/07/01                                 31,000           30,791
   6.68%, 02/09/01                                 38,000           37,730
   6.66%, 02/12/01                                 56,000           55,571
   6.69%, 02/22/01                                 14,000           13,869
   6.67%, 04/10/01                                 35,784           35,148
Delaware Funding Corp. (a)
   6.73%, 01/12/01                                 99,838           99,635
   6.69%, 01/22/01                                 85,805           85,474
   6.70%, 01/22/01                                 67,000           66,741
   6.68%, 01/25/01                                 50,000           49,780
Dorada Finance, Inc . (a)
   6.66%, 01/26/01                                 42,000           41,809
   6.66%, 02/01/01                                 49,000           48,724
   6.66%, 02/09/01                                 29,000           28,794
   6.69%, 03/01/01                                  8,500            8,409
   6.70%, 03/01/01                                 17,000           16,819
   6.64%, 03/13/01                                 13,000           12,834
   6.69%, 04/12/01                                 11,500           11,291

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                    Par           Value
                                                 --------      -----------
   6.76%, 10/09/01                               $ 25,000      $    24,997
   6.77%, 10/09/01                                 54,000           53,990
Galaxy Funding, Inc. (a)
   6.64%, 03/22/01                                 46,880           46,207
   6.58%, 03/23/01                                100,000           98,549
   6.64%, 03/23/01                                 32,000           31,535
   6.66%, 04/26/01                                 76,000           74,434
   6.52%, 06/18/01                                 39,500           38,339
   6.53%, 06/18/01                                 50,000           48,529
Greenwich Funding Corp. (d)
   6.66%, 02/14/01                                 48,508           48,120
Jupiter Securitization Corp. (a)
   6.68%, 01/12/01                                 50,000           49,899
   6.75%, 01/16/01                                  5,000            4,986
   6.69%, 01/17/01                                  9,000            8,974
   6.66%, 01/25/01                                 10,183           10,139
   6.72%, 01/26/01                                 13,000           12,940
   6.69%, 01/31/01                                 69,265           68,885
   6.71%, 02/13/01                                 10,286           10,206
   6.63%, 03/01/01                                  7,000            6,925
   6.50%, 03/09/01                                  6,000            5,929
   6.64%, 04/23/01                                 19,000           18,621
   6.30%, 04/24/01                                 13,000           12,748
   6.64%, 04/27/01                                 12,000           11,751
   6.66%, 04/27/01                                 15,000           14,688
   6.68%, 05/08/01                                 18,130           17,718
   6.66%, 05/15/01                                 37,805           36,899
Lexington Parker Capital Corp. (a)
   6.69%, 01/12/01                                 32,000           31,935
   6.69%, 01/18/01                                 47,890           47,741
   6.67%, 01/19/01                                 19,859           19,794
   6.50%, 03/01/01                                 55,000           54,422
   6.62%, 03/01/01                                 26,283           26,004
   6.66%, 04/12/01                                 16,351           16,055
   6.69%, 04/12/01                                 25,000           24,546
Links Finance, L.L.C. (a)
   6.67%, 01/22/01                                 25,000           24,904
   6.66%, 01/23/01                                 13,000           12,948
   6.86%, 02/01/01                                 15,000           14,914
   6.66%, 02/15/01                                 16,908           16,770
   6.66%, 03/27/01                                 33,000           32,496
Market Street Funding Corp. (a)
   6.60%, 01/02/01                                110,000          109,980
   6.69%, 01/03/01                                 37,000           36,986
   6.69%, 01/05/01                                 87,735           87,670
   6.73%, 01/10/01                                 15,000           14,975

                                                    Par           Value
                                                 --------      -----------
MOAT Funding, L.L.C. (a)
   6.72%, 01/25/01                                $58,750          $58,490
   6.70%, 02/26/01                                 25,000           24,747
   6.65%, 02/28/01                                 26,000           25,727
   6.66%, 02/28/01                                 17,000           16,821
   6.47%, 03/16/01                                 90,000           88,822
   6.47%, 03/29/01                                 55,000           54,155
Mont Blanc Capital Corp. (a)
   6.68%, 01/16/01                                 41,940           41,825
   6.68%, 01/23/01                                 11,195           11,150
   6.69%, 01/25/01                                 38,700           38,529
   6.57%, 02/20/01                                 42,000           41,621
Sigma Finance, Inc. (a)
   6.73%, 01/19/01                                 13,000           12,957
   6.68%, 02/05/01                                 50,000           49,683
   6.66%, 02/16/01                                  5,350            5,305
   6.50%, 03/07/01                                 23,000           22,734
   6.71%, 03/08/01                                 25,000           24,703
   6.71%, 03/13/01                                 57,000           56,270
   6.71%, 03/19/01                                 60,000           59,167
   6.40%, 03/22/01                                 10,000            9,860
   6.69%, 03/26/01                                 13,000           12,804
   6.68%, 04/04/01                                 39,000           38,349
   6.69%, 04/06/01                                 12,000           11,795
   6.68%, 04/10/01                                 58,000           56,970
   6.63%, 04/17/01                                 35,000           34,338
   6.64%, 04/20/01                                 50,000           49,028
   6.64%, 04/23/01                                 30,000           29,401
   6.64%, 04/25/01                                 50,000           48,984
   6.66%, 05/09/01                                 40,000           39,084
   6.63%, 05/11/01                                 50,000           48,843
   6.13%, 06/20/01                                  8,771            8,525
Stellar Funding Group, Inc. (a)
   6.74%, 01/04/01                                 37,337           37,316
   6.76%, 01/08/01                                  8,000            7,990
   6.67%, 01/25/01                                 20,000           19,912
   6.68%, 01/25/01                                 10,000            9,956
   6.67%, 01/29/01                                 15,418           15,339
   6.66%, 02/28/01                                  8,071            7,986
   6.70%, 03/19/01                                  7,385            7,283
   6.29%, 06/18/01                                 10,030            9,744
   6.29%, 06/20/01                                  5,161            5,012

                                                    Par           Value
                                                 --------      -----------
Thames Asset Global Securitization
 No. 1, Inc. (a)
   6.69%, 01/08/01                               $ 15,000      $    14,981
   6.75%, 01/12/01                                 27,897           27,840
   6.72%, 01/23/01                                 40,000           39,837
   6.66%, 02/05/01                                 25,000           24,840
   6.66%, 02/15/01                                 56,469           56,006
   6.66%, 02/20/01                                 48,821           48,377
   6.63%, 02/28/01                                 20,326           20,112
   6.70%, 02/28/01                                 10,000            9,895
   6.50%, 03/12/01                                 11,000           10,863
Variable Funding Capital Corp. (a)
   6.72%, 01/12/01                                 65,982           65,847
   6.68%, 01/23/01                                 50,000           49,798
   6.66%, 01/25/01                                100,000           99,562
   6.68%, 01/26/01                                100,000           99,542
   6.70%, 02/22/01                                 50,000           49,531
                                                               -----------
                                                                 4,917,983
                                                               -----------
FINANCE - COMMERCIAL -- 3.5%
CIT Group Holdings, Inc.
   6.65%, 02/05/01                                143,000          142,088
   6.64%, 02/07/01                                 20,000           19,866
   6.47%, 03/13/01                                 76,000           75,047
   6.45%, 03/14/01                                 50,000           49,365
General Electric Capital Corp.
   6.65%, 03/05/01                                150,000          148,302
   6.65%, 03/06/01                                 63,000           62,275
   6.65%, 03/07/01                                116,000          114,645
   6.65%, 03/14/01                                140,000          138,191
General Electric Capital International
  Funding, Inc. (a)
   6.65%, 02/06/01                                140,000          139,082
   6.66%, 02/06/01                                100,000           99,343
General Electric Capital Services
   6.66%, 02/12/01                                 95,000           94,278
   6.59%, 03/05/01                                 75,000           74,149
Halogen Capital Co., L.L.C. (a)
   6.68%, 01/12/01                                 37,000           36,925
   6.69%, 01/12/01                                 11,857           11,833
   6.67%, 01/26/01                                 20,000           19,909
   6.68%, 01/26/01                                 37,810           37,637
                                                               -----------
                                                                 1,262,935
                                                               -----------

                                                    Par           Value
                                                 --------      -----------
FINANCE - CONSUMER -- 2.0%
Associates Corp. of North America
   6.65%, 02/02/01                               $ 75,000          $74,562
   6.65%, 02/05/01                                178,000          176,865
   6.65%, 02/07/01                                 97,000           96,346
   6.63%, 02/16/01                                 60,000           59,500
   6.59%, 03/06/01                                100,000           98,848
   6.60%, 03/07/01                                100,000           98,830
Associates First Capital, B.V.
   6.65%, 02/06/01                                 27,000           26,823
   6.63%, 02/09/01                                 10,000            9,929
   6.63%, 02/15/01                                 41,000           40,666
   6.46%, 03/14/01                                 50,000           49,364
                                                               -----------
                                                                   731,733
                                                               -----------
INSURANCE - MONOLINE -- 0.2% (a)
Triple-A One Funding Corp.
   6.70%, 01/12/01                                 41,849           41,764
   6.67%, 01/16/01                                 29,351           29,271
                                                               -----------
                                                                    71,035
                                                               -----------
INSURANCE - MULTILINE -- 0.3%
GE Financial Assurance Holdings, Inc.
   6.65%, 02/07/01                                100,000           99,326
                                                               -----------
SECURITIES BROKERAGE - DEALING -- 5.1%
Bear Stearns Companies, Inc.
   6.42%, 03/16/01                                 80,000           78,961
   6.48%, 03/16/01                                100,000           98,691
   6.44%, 03/23/01                                 85,000           83,789
JP Morgan & Co., Inc.
   6.58%, 03/08/01                                141,000          139,327
   6.46%, 03/13/01                                135,000          133,307
   6.11%, 06/26/01                                143,000          138,854
Merrill Lynch & Co., Inc.
   6.61%, 02/28/01                                154,000          152,387
   6.86%, 03/29/01                                100,000          100,000
Morgan Stanley, Dean Witter,
  Discover & Co.
   6.45%, 03/19/01                                300,000          295,925
   6.45%, 03/20/01                                150,000          147,936
   6.40%, 03/21/01                                 50,000           49,309

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                    Par           Value
                                                 --------      -----------
Salomon Smith Barney Holdings, Inc.
   6.50%, 03/02/01                               $ 98,000      $    96,955
   6.47%, 03/08/01                                 80,000           79,066
   6.47%, 03/09/01                                100,000           98,814
Ventures Business Trust (a)
   6.60%, 03/07/01                                151,000          149,231
                                                               -----------
                                                                 1,842,552
                                                               -----------
TELECOMMUNICATIONS SERVICES & EQUIPMENT -- 0.3%
Vodafone Airtouch, PLC
   6.71%, 01/31/01                                108,000          107,403
                                                               -----------
TRADE RECEIVABLES -- 7.7% (a)(f)
Apreco, Inc.
   6.69%, 01/16/01                                 19,000           18,948
   6.67%, 01/24/01                                 66,000           65,723
Asset Securitization Cooperative Corp.
   6.69%, 01/04/01                                150,000          149,917
   6.71%, 01/09/01                                 35,000           34,948
   6.69%, 01/10/01                                 91,000           90,849
Barton Capital Corp.
   6.70%, 01/03/01                                108,871          108,831
   6.69%, 01/08/01                                 85,221           85,111
   6.68%, 01/12/01                                 53,249           53,142
   6.69%, 01/23/01                                 21,240           21,154
Compass Securitization L.L.C.
   6.68%, 01/11/01                                100,000           99,816
   6.72%, 01/11/01                                 34,000           33,937
   6.69%, 01/16/01                                 20,000           19,945
   6.67%, 01/25/01                                 20,000           19,913
   6.69%, 02/15/01                                 50,000           49,591
   6.66%, 02/16/01                                101,000          100,155
Corporate Asset Funding Co., Inc.
   6.69%, 01/05/01                                 50,000           49,963
Corporate Receivables Corp.
   6.69%, 01/09/01                                 60,000           59,912
   6.68%, 01/11/01                                 31,392           31,334
CXC, Inc.
   6.69%, 01/04/01                                 43,000           42,976
   6.66%, 01/16/01                                 50,000           49,863
   6.67%, 01/29/01                                 50,000           49,745
   6.67%, 01/30/01                                 46,000           45,757
Edison Asset Securitization Corp.,
  L.L.C.
   6.75%, 01/08/01                                 24,820           24,788
   6.75%, 01/09/01                                 83,654           83,529

                                                    Par           Value
                                                 --------      -----------
Falcon Asset Securitization Corp.
   6.68%, 01/11/01                               $ 43,885      $    43,804
   6.68%, 01/19/01                                120,795          120,396
Giro Multi Funding Corp.
   6.69%, 01/12/01                                 45,000           44,909
   6.73%, 01/16/01                                 25,231           25,161
   6.68%, 02/15/01                                 50,735           50,318
   6.68%, 02/23/01                                  9,338            9,249
   6.51%, 02/26/01                                 52,000           51,480
Monte Rosa Capital Corp.
   6.67%, 01/23/01                                 56,000           55,775
   6.67%, 01/24/01                                 46,000           45,807
Park Avenue Receivables Corp.
   6.69%, 01/10/01                                 13,631           13,608
   6.69%, 01/16/01                                 44,637           44,514
   6.69%, 01/17/01                                137,893          137,487
   6.69%, 01/18/01                                101,106          100,790
   6.66%, 01/19/01                                 39,909           39,778
   6.69%, 01/19/01                                 43,102           42,959
   6.68%, 01/30/01                                 20,861           20,751
Preferred Receivables Funding Corp.
   6.71%, 01/03/01                                 11,000           10,996
   6.71%, 01/04/01                                 13,100           13,093
   6.40%, 03/23/01                                 14,000           13,802
Quincy Capital Corp.
   6.69%, 01/04/01                                130,174          130,102
   6.69%, 01/09/01                                 38,709           38,652
   6.70%, 01/11/01                                 61,000           60,887
   6.73%, 01/11/01                                130,000          129,759
WCP Funding, Inc.
   6.68%, 01/10/01                                 15,000           14,975
   6.66%, 01/25/01                                 16,000           15,930
   6.66%, 02/27/01                                 28,000           27,710
Windmill Funding
   6.75%, 01/05/01                                 28,000           27,979
   6.73%, 01/08/01                                 25,000           24,968
   6.70%, 01/09/01                                 42,500           42,437
                                                               -----------
                                                                 2,787,923
                                                               -----------
TOTAL COMMERCIAL PAPER & OTHER
  CORPORATE OBLIGATIONS
  (Cost $19,664,042)                                            19,664,042
                                                               -----------

                                                    Par           Value
                                                 --------      -----------
CERTIFICATES OF DEPOSIT -- 32.2%
BANKING - AUSTRALIA -- 0.4%
Westpac Banking Corp.
   6.61%, 04/04/01                               $100,000      $   100,000
   6.61%, 05/03/01                                 50,000           50,000
                                                               -----------
                                                                   150,000
                                                               -----------
BANKING - BELGIUM -- 0.8%
Dexia Bank
   6.63%, 02/16/01                                195,000          195,000
   6.49%, 03/08/01                                100,000          100,000
                                                               -----------
                                                                   295,000
                                                               -----------
BANKING - CANADA -- 3.4%
Bank of Nova Scotia
   6.64%, 02/16/01                                 20,000           19,994
Canadian Imperial Bank of Commerce
   6.76%, 02/12/01                                100,000           99,996
   6.75%, 03/27/01                                115,000          114,989
   6.88%, 08/14/01                                100,000           99,982
   6.72%, 10/10/01                                157,000          156,977
National Bank of Canada
   6.63%, 03/01/01                                100,000          100,002
Royal Bank of Canada
   6.75%, 02/14/01                                100,000           99,995
   6.48%, 03/01/01                                 75,000           75,001
   6.90%, 03/29/01                                100,000           99,993
   6.79%, 04/19/01                                 95,000           94,983
   7.00%, 05/02/01                                125,000          124,992
   7.26%, 05/09/01                                100,000           99,990
Toronto Dominion Bank
   6.61%, 05/03/01                                 50,000           50,000
                                                               -----------
                                                                 1,236,894
                                                               -----------
BANKING - DENMARK -- 0.3%
Danske Bank
   6.66%, 04/10/01                                 15,000           15,000
   6.62%, 05/03/01                                 25,000           25,000
   6.61%, 05/08/01                                 83,000           83,000
                                                               -----------
                                                                   123,000
                                                               -----------
BANKING - FINLAND -- 1.0%
Merita Bank, Ltd.
   6.63%, 05/01/01                                216,000          216,000
   6.64%, 05/08/01                                 75,000           75,000

                                                    Par           Value
                                                 --------      -----------
   6.64%, 05/09/01                               $ 64,000      $    64,002
   6.37%, 06/12/01                                  5,000            5,000
                                                               -----------
                                                                   360,002
                                                               -----------
BANKING - FRANCE -- 2.2%
BNP Paribas
   6.63%, 02/20/01                                 50,000           50,000
   6.63%, 03/01/01                                 50,000           49,978
   6.70%, 03/05/01                                 85,000           85,005
   6.60%, 04/27/01                                120,000          120,000
   6.50%, 06/05/01                                 75,000           75,000
Credit Agricole Indosuez
   6.66%, 02/12/01                                125,000          125,000
   6.66%, 02/13/01                                200,000          200,000
   6.48%, 03/13/01                                 12,000           12,000
   6.32%, 03/29/01                                100,000          100,000
                                                               -----------
                                                                   816,983
                                                               -----------
BANKING - GERMANY -- 10.1%
Bayeriche HypoVereinsbank, AG
   6.63%, 02/13/01                                171,000          171,000
   6.50%, 02/28/01                                 12,000           12,000
   6.63%, 03/01/01                                 95,000           94,998
   6.60%, 03/06/01                                120,000          120,001
   6.46%, 03/12/01                                185,000          185,000
   6.51%, 05/04/01                                100,000          100,016
Bayerische Landesbank Girozentrale
   6.62%, 05/03/01                                 50,000           50,000
Commerzbank, AG
   6.64%, 02/05/01                                105,000          105,000
   6.64%, 02/08/01                                 77,000           77,000
   6.56%, 03/07/01                                 80,000           80,000
Deutsche Bank, AG
   6.55%, 01/12/01                                100,000           99,999
   6.56%, 01/29/01                                 95,000           94,996
   7.18%, 06/12/01                                150,000          149,988
   6.92%, 08/20/01                                 50,000           49,991
   6.80%, 09/10/01                                 41,000           40,995
   6.70%, 09/11/01                                 10,000           10,003
   6.80%, 09/11/01                                145,000          144,986
Dresdner Bank
   6.63%, 02/05/01                                 30,000           29,994
   6.63%, 02/09/01                                 35,000           35,000
   6.75%, 02/15/01                                 42,000           41,999
   6.50%, 02/28/01                                200,000          200,002
   6.80%, 04/25/01                                 50,000           49,997
   6.14%, 06/22/01                                100,000          100,003

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000


                                                    Par           Value
                                                 --------      -----------
Landesbank Baden Wurttemberg
   6.65%, 02/28/01                               $ 90,000      $    90,000
   6.50%, 03/08/01                                 27,000           27,001
   6.45%, 03/15/01                                 40,000           40,000
   6.62%, 03/30/01                                 44,000           44,001
   6.66%, 04/10/01                                 12,000           12,000
   6.63%, 05/02/01                                 50,000           50,002
   6.61%, 05/03/01                                 61,000           61,001
   7.36%, 06/05/01                                 77,000           77,008
Landesbank Hessen-Thuringen
  Girozentrale
   7.22%, 05/04/01                                 88,000           87,970
Norddeutsche Landesbank Girozentrale
   6.87%, 01/22/01                                 22,000           22,000
   6.89%, 01/22/01                                194,000          194,001
   6.60%, 02/01/01                                 50,000           49,998
   6.64%, 02/09/01                                 47,000           47,000
   6.49%, 02/28/01                                 50,000           50,000
   6.51%, 03/09/01                                 39,000           38,991
   7.02%, 07/10/01                                 45,000           44,996
Westdeutsche Landesbank Girozentrale
   6.66%, 02/13/01                                 60,000           60,000
   6.74%, 02/28/01                                195,000          195,000
   6.69%, 04/03/01                                100,000          100,000
   6.60%, 04/19/01                                 50,000           50,005
   6.60%, 04/20/01                                100,000          100,000
   6.64%, 05/02/01                                 90,000           90,000
   7.00%, 05/02/01                                100,000          100,000
                                                               -----------
                                                                 3,673,942
                                                               -----------
BANKING - ITALY -- 1.1%
San Paolo IMI SPA
   6.68%, 04/02/01                                100,000          100,001
Unicredito Italiano SPA
   6.64%, 02/02/01                                 60,000           60,001
   6.64%, 02/07/01                                 44,000           44,000
   6.63%, 02/12/01                                 86,000           86,001
   6.64%, 02/16/01                                 50,000           50,001
   6.47%, 03/12/01                                 75,000           75,001
                                                               -----------
                                                                   415,005
                                                               -----------
BANKING - NETHERLANDS -- 2.8%
ING Bank, NV
   6.64%, 02/12/01                                100,000          100,000
   6.64%, 02/14/01                                110,000          110,000
   6.49%, 03/13/01                                 60,000           60,000
   6.48%, 03/15/01                                238,000          238,000

                                                    Par           Value
                                                 --------      -----------
   6.45%, 03/19/01                               $ 62,000      $    62,000
   6.67%, 04/10/01                                299,000          299,000
   6.37%, 06/15/01                                100,000          100,000
   6.10%, 06/28/01                                 25,000           25,000
   6.10%, 06/29/01                                 20,000           20,000
                                                               -----------
                                                                 1,014,000
                                                               -----------
BANKING - NORWAY -- 0.1%
Christiana Bank
   6.47%, 03/16/01                                 10,000           10,000
Den Norske Bank
   6.58%, 03/06/01                                 18,000           18,001
                                                               -----------
                                                                    28,001
                                                               -----------
BANKING - SPAIN -- 0.3%
Banco Bilbao Vizcaya Argentaria SA
   6.58%, 03/05/01                                100,000          100,000
                                                               -----------
BANKING - SWEDEN -- 0.9%
Forenings Sparbanken AB (Swedbank)
   6.59%, 03/02/01                                 50,000           50,000
Svenska Handelsbanken
   6.66%, 02/01/01                                 50,000           50,001
   6.75%, 02/12/01                                 18,000           18,000
   6.65%, 02/27/01                                 50,000           50,000
   6.66%, 03/20/01                                 25,000           25,000
   6.62%, 03/30/01                                 22,000           22,000
   6.62%, 04/30/01                                 65,000           65,002
   6.61%, 05/16/01                                 46,000           46,086
                                                               -----------
                                                                   326,089
                                                               -----------
BANKING - SWITZERLAND -- 2.1%
UBS, AG
   6.50%, 01/02/01                                137,000          137,000
   6.85%, 04/27/01                                100,000           99,991
   7.25%, 06/12/01                                100,000           99,992
   7.03%, 06/22/01                                 49,000           49,003
   6.92%, 08/20/01                                 50,000           49,991
   6.72%, 10/09/01                                325,000          324,952
                                                               -----------
                                                                   760,929
                                                               -----------
BANKING - UNITED KINGDOM -- 6.6%
Abbey National Treasury Services, PLC
   6.50%, 02/28/01                                 30,000           30,000
   6.59%, 03/01/01                                200,000          200,000
   6.60%, 03/05/01                                 50,000           50,000
   6.56%, 03/07/01                                354,000          354,000

                                                    Par           Value
                                                 --------      -----------
   6.43%, 03/20/01                               $119,000      $   119,000
   6.62%, 03/20/01                                125,000          125,000
Bank of Scotland Treasury Services,
  PLC
   6.64%, 02/08/01                                 60,000           60,000
   6.62%, 02/09/01                                 87,000           87,001
   6.64%, 02/13/01                                 35,000           34,999
   6.63%, 02/15/01                                 50,000           50,000
   6.49%, 03/08/01                                 25,000           25,000
   6.45%, 03/15/01                                 54,000           54,004
Barclays Bank, PLC
   6.64%, 02/09/01                                200,000          200,002
   6.63%, 02/13/01                                161,000          161,001
Halifax, PLC
   6.63%, 02/15/01                                 75,000           75,000
   6.59%, 03/01/01                                 34,000           34,000
   6.47%, 03/13/01                                300,000          300,000
   6.45%, 03/14/01                                100,000          100,006
   6.45%, 03/15/01                                 36,000           36,000
Lloyds Bank TSB, PLC
   6.46%, 03/12/01                                100,000          100,000
National Westminster Bank, PLC
   6.70%, 02/01/01                                 87,000           86,996
   6.89%, 09/04/01                                100,000           99,987
                                                               -----------
                                                                 2,381,996
                                                               -----------
BANKING - UNITED STATES -- 0.1%
Wilmington Trust Co.
   6.66%, 02/27/01                                 15,000           15,001
   6.48%, 03/12/01                                 10,000           10,000
                                                               -----------
                                                                    25,001
                                                               -----------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $11,706,842)                                            11,706,842
                                                               -----------
VARIABLE RATE OBLIGATIONS -- 6.6% (b)
BANKING - CANADA -- 0.1%
City of New Britain, Connecticut GO
  Pension Bonds
   6.65%, 01/07/01                                 40,000           40,000
                                                               -----------
BANKING - GERMANY -- 0.2% (e)
City of Santa Rosa VRD Wastewater
  Series 1998A
   6.85%, 01/07/01                                 17,600           17,600

                                                    Par           Value
                                                 --------      -----------
Restructured Assets Certificates with
  Enhanced Returns Notes
  Series 2000-15-MM-MBS (d)
   6.73%, 01/16/01                               $ 37,000      $    37,000
                                                               -----------
                                                                    54,600
                                                               -----------
BANKING - SWITZERLAND -- 0.1% (d)
Structured Products Asset Return
  Certificates Series 2000-5
   6.80%, 01/24/01                                 50,000           50,000
                                                               -----------
BANKING - UNITED STATES -- 0.4%
Active Living of Glenview,
  L.L.C. Senior Floating Rate Note
  Series 1998 (a) (e)
   6.74%, 01/07/01                                 11,000           11,000
BMC Special Care Facilities Financing
  Authority of the City of Montgomery,
  Alabama Taxable RB (Montgomery
  Baptist Outreach Services
  Corp. Project) Series 1997A
   6.66%, 01/07/01                                  8,600            8,600
Columbus, Georgia Development
  Authority Taxable RB (Jay Leasing,
  Inc. Project) Series 1997
   6.66%, 01/07/01                                  7,095            7,095
Fillmore, California Public Financing
  Authority VRD Tax Allocation Bond
  (Fillmore Redevelopment Agency
  Central City Redevelopment
  Project Area) Series 1998A
   6.65%, 01/07/01                                 10,120           10,120
New Jersey Economic Development
  Authority Adjustable Rate Title IX
  Loan Portfolio Securitization Bonds
  Series 1995 (e)
   6.63%, 01/02/01                                  8,300            8,300
Strategic Money Market Trust
  Series 2000A (d)
   6.73%, 01/16/01                                 60,000           60,000
Strategic Money Market Trust
  Series 2000E (d)
   6.73%, 01/16/01                                 33,000           33,000
Strategic Money Market Trust
  Series 2000M (d)
   6.58%, 03/13/01                                 20,000           20,000

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                    Par           Value
                                                 --------      -----------
Town of Islip, New York IDA Taxable
  Adjustable Rate IDRB (Nussdorf
  Associates/Quality King Distributors,
  Inc. Facility) Series 1992 (a)
   6.73%, 01/07/01                               $  4,560      $     4,560
                                                               -----------
                                                                   162,675
                                                               -----------
CREDIT CARD RECEIVABLES -- 0.1% (a)(f)
Short-Term Repackaged Asset
  Trust Series 1998E
   6.73%, 01/18/01                                 50,000           50,000
                                                               -----------
DIVERSIFIED FINANCIAL ASSETS -- 1.9% (f)
CC (USA), Inc. (a)
   6.69%, 01/19/01                                 28,000           28,000
Copelco Capital Receivables,
  L.L.C. Series 2000-A
   6.70%, 01/18/01                                 20,445           20,444
Lexington Parker Capital Co., L.L.C.
   6.66%, 01/25/01                                 69,000           69,000
Sigma Finance, Inc. (a)
   6.61%, 01/02/01                                 20,000           20,000
   6.82%, 01/02/01                                150,000          150,000
   6.71%, 01/16/01                                 50,000           50,000
   6.73%, 01/16/01                                 95,000           95,000
   6.65%, 01/25/01                                141,000          141,000
Variable Funding Capital Corp. (a)
   6.70%, 01/10/01                                117,000          117,000
                                                               -----------
                                                                   690,444
                                                               -----------
ELECTRICAL & ELECTRONICS -- 0.1% (a)(e)
New Jersey Economic Development
  Authority Taxable Economic
  Development Bonds
  (MSNBC CNBC Project)
  Series 1997A
   6.78%, 01/02/01                                 36,500           36,500
                                                               -----------
GOVERNMENT SPONSERED ENTERPRISES -- 0.2%
Greater Texas Student Loan, Inc.
  Series 2000B
   6.80%, 01/02/01                                 75,000           75,000
                                                               -----------

                                                    Par           Value
                                                 --------      -----------
INSURANCE - MONOLINE -- 0.1% (a)
Merlot Trust Series 2000B
   6.88%, 01/07/01                               $ 30,000      $    30,000
                                                               -----------
LIFE & HEALTH INSURANCE -- 1.3%
Metropolitan Life Insurance Co. (d)
   6.70%, 01/30/01                                 50,000           50,000
Monumental Life Insurance Co. (d)
   6.70%, 01/02/01                                100,000          100,000
   6.79%, 01/02/01                                 10,000           10,000
   6.92%, 01/02/01                                100,000          100,000
Transamerica Life Insurance
  and Annuity (a)
   6.82%, 01/02/01                                 75,000           75,000
Travelers Insurance Co. (d)
   6.83%, 01/02/01                                100,000          100,000
   6.86%, 01/02/01                                 25,000           25,000
                                                               -----------
                                                                   460,000
                                                               -----------
SECURITIES BROKERAGE - DEALING -- 1.4%
JP Morgan & Co., Inc.
   6.69%, 01/16/01                                100,000          100,000
Lehman Commercial Paper, Inc. (d)
   7.07%, 01/02/01                                300,000          300,000
Merrill Lynch & Co., Inc.
   6.73%, 01/30/01                                 50,000           50,000
Morgan Stanley Dean Witter & Co. (a)
   6.74%, 01/16/01                                 50,000           50,000
                                                               -----------
                                                                   500,000
                                                               -----------
TELECOMMUNICATIONS SERVICES & EQUIPMENT -- 0.7% (a)
AT & T Corp.
   6.70%, 01/16/01                                247,000          247,000
                                                               -----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $2,396,219)                                              2,396,219
                                                               -----------

                                                    Par           Value
                                                 --------      -----------
PROMISSORY NOTES -- 2.0% (d)
The Goldman Sachs Group, Inc.
   6.73%, 02/26/01                               $100,000      $   100,000
   6.80%, 03/01/01                                196,000          196,000
   6.80%, 03/02/01                                 75,000           75,000
   6.71%, 04/30/01                                100,000          100,000
   6.68%, 05/03/01                                 87,000           87,000
   6.61%, 05/10/01                                161,000          161,000
                                                               -----------
TOTAL PROMISSORY NOTES
  (Cost $719,000)                                                  719,000
                                                               -----------
BANK NOTES -- 1.6%
Bank of America, N.A.
   6.83%, 01/26/01                                 60,000           60,000
   6.80%, 02/05/01                                 84,000           84,000
   6.47%, 03/13/01                                 42,000           42,000
   6.65%, 04/05/01                                200,000          200,000
   7.20%, 06/05/01                                100,000          100,000
   6.75%, 09/17/01                                 85,000           85,000
   6.75%, 09/18/01                                 15,000           15,000
                                                               -----------
TOTAL BANK NOTES
  (Cost $586,000)                                                  586,000
                                                               -----------

                                                 Maturity
                                                   Value          Value
                                                 --------      -----------
REPURCHASE AGREEMENTS -- 2.7% (c)
Credit Suisse First Boston Corp.
  Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities
   6.54%  Issue 12/29/00
          Due   01/02/01                         $ 60,398      $    60,354
Salomon Smith Barney, Inc.
  Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities
   6.54%  Issue 12/29/00
          Due   01/02/01                          910,661          910,000
                                                               -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $970,354)                                                  970,354
                                                               -----------
TOTAL INVESTMENTS -- 99.2%
  (Cost $36,042,457)                                            36,042,457
                                                               -----------
OTHER ASSETS AND LIABILITIES-- 0.8%
   Other assets                                                    568,726
   Liabilities                                                    (291,843)
                                                               -----------
                                                                   276,883
                                                               -----------
TOTAL NET ASSETS-- 100.0%                                      $36,319,340
                                                               ===========

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS AND NOTES
TO FINANCIAL STATEMENTS.

NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2000
(All dollar amounts are in thousands unless otherwise noted.)

Yields shown are effective yields at the time of purchase, except for variable rate obligations, which are described below and U.S. government coupon notes and U.S. Treasury notes, which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) These securities can be resold to qualified institutional buyers within seven business days. Such securities are deemed liquid in accordance with procedures adopted by the Board of Trustees. At December 31, 2000, the aggregate value of such securities held by the fund was $12,517,394 which represented 34.46% of net assets.

(b) Variable rate obligations have interest rates that vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities within 397 days or less represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days represent the later of the demand date or next interest rate change date. For variable rate obligations without demand features, the next interest reset date is shown. All dates shown are considered the maturity date for financial reporting purposes.

(c) Repurchase agreements due dates are considered the maturity date. Repurchase agreements with due dates later than seven days from issue date may be subject to seven day putable demand features for liquidity purposes.

(d) These securities have legal or contractual restrictions on resale. Such securities are deemed illiquid in accordance with procedures adopted by the Board of Trustees. At December 31, 2000, the aggregate value of such securities held by Schwab Value Advantage Fund was $1,652,120 which represented 4.55% of the net assets of the fund.

(e) Security has one or more third party credit enhancements.

(f) Asset-backed securities are securities backed by underlying assets and categorized by industry.

PORTFOLIO ABBREVIATIONS

GO          General Obligation
IDA         Industrial Development Authority
IDRB        Industrial Development Revenue Bond
RB          Revenue Bond
VRD         Variable Rate Demand

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
STATEMENT OF ASSETS AND LIABILITIES (in thousands, except for net asset value per share)
December 31, 2000

ASSETS
Investments, at value (Cost: $36,042,457)                                    $36,042,457
Receivables:
   Interest                                                                      251,661
   Fund shares sold                                                              316,518
Prepaid expenses                                                                     547
                                                                             -----------
     Total assets                                                             36,611,183
                                                                             -----------
LIABILITIES
Payables:
   Dividends                                                                      24,476
   Fund shares redeemed                                                          262,621
   Investment advisory and administration fees                                       642
   Transfer agency and shareholder service fees                                    1,239
Other liabilities                                                                  2,865
                                                                             -----------
     Total liabilities                                                           291,843
                                                                             -----------
Net assets applicable to outstanding shares                                  $36,319,340
                                                                             ===========

NET ASSETS CONSIST OF
Paid-in capital                                                              $36,319,465
Accumulated net realized loss on investments sold                                   (125)
                                                                             -----------
                                                                             $36,319,340
                                                                             ===========
PRICING OF SHARES
Outstanding shares, $0.00001 par value (unlimited shares authorized)          36,319,574
Net asset value, offering and redemption price per share                     $      1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
STATEMENT OF OPERATIONS (in thousands)
For the year ended December 31, 2000

Interest income                                                      $2,067,119
                                                                     ----------
Expenses:
   Investment advisory and administration fees                          103,055
   Transfer agency and shareholder service fees                          79,796
   Custodian and portfolio accounting fees                                2,221
   Registration fees                                                      3,648
   Professional fees                                                        112
   Shareholder reports                                                      292
   Trustees' fees                                                            71
   Proxy fees                                                             2,104
   Other expenses                                                           338
                                                                     ----------
                                                                        191,637
Less: expenses reduced (see Note 4)                                     (61,859)
                                                                     ----------
     Net expenses incurred by fund                                      129,778
                                                                     ----------
Net investment income                                                 1,937,341
                                                                     ----------
Increase in net assets resulting from operations                     $1,937,341
                                                                     ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the year ended December 31,


                                                                            2000               1999
                                                                        ------------       ------------
Operations:
   Net investment income                                                $  1,937,341       $  1,274,915
                                                                        ------------       ------------
   Increase in net assets resulting from operations                        1,937,341          1,274,915
                                                                        ------------       ------------
Dividends to shareholders from net investment income (see Note 2):        (1,937,341)        (1,274,915)
                                                                        ------------       ------------
Capital share transactions (at $1.00 per share):
   Proceeds from shares sold                                              53,581,784         40,135,739
   Net asset value of shares issued in reinvestment of dividends           1,810,657          1,322,147
   Payments for shares redeemed                                          (46,338,286)       (36,388,513)
                                                                        ------------       ------------
   Increase in net assets from capital share transactions                  9,054,155          5,069,373
                                                                        ------------       ------------
Total increase in net assets                                               9,054,155          5,069,373
Net assets:
   Beginning of period                                                    27,265,185         22,195,812
                                                                        ------------       ------------
   End of period                                                        $ 36,319,340       $ 27,265,185
                                                                        ============       ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
FINANCIAL HIGHLIGHTS


                                                       1/1/00-     1/1/99-     1/1/98-     1/1/97-    1/1/96-
                                                      12/31/00    12/31/99    12/31/98    12/31/97   12/31/96
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  1.00        1.00        1.00       1.00       1.00
                                                      -------------------------------------------------------
Income from investment operations:
   Net investment income                                0.06        0.05        0.05       0.05       0.05
                                                      -------------------------------------------------------
   Total from investment operations                     0.06        0.05        0.05       0.05       0.05
Less distributions:
   Dividends from net investment income                (0.06)      (0.05)      (0.05)     (0.05)     (0.05)
                                                      -------------------------------------------------------
   Total distributions                                 (0.06)      (0.05)      (0.05)     (0.05)     (0.05)
                                                      -------------------------------------------------------
Net asset value at end of period                        1.00        1.00        1.00       1.00       1.00
                                                      -------------------------------------------------------
Total return (%)                                        6.22        5.01        5.35       5.40       5.26

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average
   net assets                                           0.40 1      0.40        0.40       0.40       0.40
Expense reductions reflected in above ratio             0.19        0.21        0.27       0.29       0.30
Ratio of net investment income to average
   net assets                                           6.07        4.91        5.21       5.28       5.14
Net assets, end of period ($ x 1,000,000)             36,319      27,265      22,196     13,662     10,477

1 Would have been 0.41% if certain non-routine expenses (proxy fees) had been included.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 2000
(All dollar amounts are in thousands unless otherwise noted)

1. DESCRIPTION OF THE FUND

The Schwab Value Advantage Money Fund (the "fund") is a series of The Charles Schwab Family of Funds (the "trust"), an open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended, (the "1940 Act").

In addition to the fund, the trust also offers the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund and Schwab Government Cash Reserves. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the fund's custodian, except in the case of a tri-party agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with the fund are charged directly to the fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is the fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The fund is considered a separate entity for federal income tax purposes.

As of December 31, 2000, the unused capital loss carryforwards, for federal income tax purposes with expiration dates, were as follows:

                                                          Schwab Value Advantage
                    Expiring in:                               Money Fund(R)
                    ----------                            ----------------------
                    12/31/01                                      $  1
                    12/31/02                                         2
                    12/31/03                                       122
                                                                  ----
                      Total capital loss carryforwards            $125
                                                                  ====

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT -- The fund has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the fund pays an annual fee, payable monthly, of 0.38% on the first $1 billion of average daily net assets, 0.35% on such net assets in excess of $1 billion to $10 billion, 0.32% on such net assets in excess of $10 billion to $20 billion, and 0.30% on such net assets in excess of $20 billion. The investment adviser has reduced a portion of its fee for the year ended December 31, 2000 (see Note
4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of average daily net assets for transfer agency services and 0.20% on such assets for shareholder services. In addition, Schwab may charge a fee of five dollars for purchases and redemptions in amounts less than five thousand dollars and may impose a five dollar monthly fee for balances below the minimum required.

OFFICERS AND TRUSTEES -- Certain officers and trustees of the trust are also officers and/or directors of the investment adviser and/or Schwab. During the year ended December 31, 2000, the trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the 1940 Act. The fund incurred fees of $71 related to the trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab guarantee that, through at least April 30, 2001, the fund's total operating expenses will not exceed 0.40% of the fund's average daily net assets, after reductions. For the purpose of this guarantee, operating expenses do not include interest, taxes, and certain non-routine expenses. The actual operating expense ratio for the year ended December 31, 2000 did include non-routine expenses.

For the year ended December 31, 2000, the total of such fees reduced by the investment adviser was $61,859.

REPORT OF INDEPENDENT ACCOUNTANTS
To the Board of Trustees and Shareholders of Schwab Value Advantage Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Value Advantage Money Fund (one of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Fund") at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the year then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2001

NOTES

CONTACT SCHWAB

The SchwabFunds Family(R) includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 1-800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.(R)

This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET*
WWW.SCHWAB.COM

SCHWAB BY PHONE(TM)
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at
1-800-272-4922

MAIL
Write to SchwabFunds at:
P. O. Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.


* Shares of Sweep Investments(R) may not be purchased over the Internet.

THE SCHWABFUNDS FAMILY
EQUITY INDEX FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(TM)
Schwab International Index Fund(R)

QUANTITATIVE/SECTOR FUNDS
Schwab Analytics Fund(R)
Schwab Focus Funds
     Communications Focus Fund
     Financial Services Focus Fund
     Health Care Focus Fund
     Technology Focus Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
     All Equity Portfolio
     Growth Portfolio
     Balanced Portfolio
     Conservative Portfolio
Schwab MarketManager Portfolios(R)
     Growth Portfolio
     Balanced Portfolio
     Small Cap Portfolio
     International Portfolio

BOND FUNDS
Schwab Short-Term Bond Market Index Fund
Schwab Total Bond Market Index Fund
Schwab YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.(R)

1 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[GRAPHICS OMITTED]

SCHWABFUNDS(R)

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
P.O. Box 7575, San Francisco, CA 94120-7575

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2001 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. MKT3858-3 (2/01)